RACWI US ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 10.4%
Advertising - 0.0%(a)
Interpublic Group of Cos., Inc.	84	$2,344
Omnicom Group, Inc.	56	4,566
		6,910
Alternative Carriers - 0.0%(a)
Liberty Global Ltd. - Class C (b)	84	987
Lumen Technologies, Inc. (b)	252	1,542
		2,529
Broadcasting - 0.0%(a)
Fox Corp. - Class A	84	5,297
Paramount Skydance Corp.	140	2,649
		7,946
Cable & Satellite - 0.3%
Altice USA, Inc. - Class A (b)	56	135
Charter Communications, Inc. - Class A (b)	28	7,703
Comcast Corp. - Class A	980	30,792
EchoStar Corp. - Class A (b)	28	2,138
Sirius XM Holdings, Inc.	56	1,303
		42,071
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	1,876	52,978
Verizon Communications, Inc.	1,008	44,302
		97,280
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	56	11,295

Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	2,788	677,763
Meta Platforms, Inc. - Class A	575	422,268
		1,100,031
Movies & Entertainment - 1.4%
Netflix, Inc. (b)	112	134,279
Walt Disney Co.	476	54,502
Warner Bros Discovery, Inc. (b)	588	11,484
		200,265
Publishing - 0.0%(a)
News Corp. - Class A	140	4,299

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	112	26,811
Total Communication Services		1,499,437

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Discretionary - 10.2%
Apparel Retail - 0.4%
Gap, Inc.	56	$1,198
Ross Stores, Inc.	84	12,801
TJX Cos., Inc.	280	40,471
		54,470
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	28	2,346
Ralph Lauren Corp.	13	4,076
Tapestry, Inc.	56	6,340
VF Corp.	112	1,616
		14,378
Automobile Manufacturers - 2.5%
Ford Motor Co.	1,008	12,056
General Motors Co.	252	15,364
Rivian Automotive, Inc. - Class A (b)	196	2,877
Tesla, Inc. (b)	741	329,538
		359,835
Automotive Parts & Equipment - 0.0%(a)
BorgWarner, Inc.	56	2,462

Automotive Retail - 0.2%
Advance Auto Parts, Inc.	28	1,719
CarMax, Inc. (b)	28	1,256
O'Reilly Automotive, Inc. (b)	224	24,150
		27,125
Broadline Retail - 3.9%
Amazon.com, Inc. (b)	2,511	551,340
eBay, Inc.	112	10,187
Kohl's Corp.	28	430
Macy's, Inc.	56	1,004
		562,961
Casinos & Gaming - 0.1%
Flutter Entertainment PLC (b)	56	14,224
Las Vegas Sands Corp.	84	4,518
MGM Resorts International (b)	56	1,941
		20,683
Computer & Electronics Retail - 0.0%(a)
Best Buy Co., Inc.	56	4,235

Distributors - 0.0%(a)
Genuine Parts Co.	28	3,881

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Distributors - 0.0%(a) (Continued)
LKQ Corp.	56	$1,710
		5,591
Footwear - 0.2%
NIKE, Inc. - Class B	308	21,477

Home Improvement Retail - 1.0%
Home Depot, Inc.	264	106,970
Lowe's Cos., Inc.	140	35,183
		142,153
Homebuilding - 0.2%
DR Horton, Inc.	80	13,558
Lennar Corp. - Class A	56	7,058
PulteGroup, Inc.	56	7,399
Toll Brothers, Inc.	28	3,868
		31,883
Hotels, Resorts & Cruise Lines - 0.7%
Airbnb, Inc. - Class A (b)	112	13,599
Booking Holdings, Inc.	7	37,795
Carnival Corp. (b)	252	7,285
Expedia Group, Inc.	28	5,985
Hilton Worldwide Holdings, Inc.	56	14,528
Marriott International, Inc. - Class A	56	14,585
		93,777
Household Appliances - 0.0%(a)
Whirlpool Corp.	28	2,201

Housewares & Specialties - 0.0%(a)
Newell Brands, Inc.	112	587

Other Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	19	4,222
Tractor Supply Co.	140	7,962
		12,184
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (b)	364	14,265
Darden Restaurants, Inc.	28	5,330
McDonald's Corp.	197	59,867
Starbucks Corp.	280	23,688
Yum! Brands, Inc.	56	8,512
		111,662

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Tires & Rubber - 0.0%(a)
Goodyear Tire & Rubber Co. (b)	56	$419
Total Consumer Discretionary		1,468,083
Consumer Staples - 5.1%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	112	6,691
Bunge Global SA	28	2,275
		8,966
Brewers - 0.0%(a)
Molson Coors Beverage Co. - Class B	56	2,534

Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	116	107,373
Dollar General Corp.	56	5,788
Dollar Tree, Inc. (b)	56	5,285
Target Corp.	112	10,046
Walmart, Inc.	1,148	118,313
		246,805
Distillers & Vintners - 0.0%(a)
Constellation Brands, Inc. - Class A	28	3,771

Food Distributors - 0.1%
Performance Food Group Co. (b)	28	2,913
Sysco Corp.	140	11,527
US Foods Holding Corp. (b)	56	4,291
		18,731
Food Retail - 0.1%
Albertsons Cos., Inc. - Class A	84	1,471
Kroger Co.	168	11,325
		12,796
Household Products - 0.9%
Church & Dwight Co., Inc.	56	4,907
Colgate-Palmolive Co.	224	17,907
Kimberly-Clark Corp.	84	10,445
Procter & Gamble Co.	616	94,648
		127,907
Packaged Foods & Meats - 0.5%
Campbell's Co.	56	1,768
Conagra Brands, Inc.	112	2,051
General Mills, Inc.	140	7,059
Hershey Co.	28	5,237
Hormel Foods Corp.	84	2,078
J M Smucker Co.	28	3,041
Kellanova	84	6,890

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.5% (Continued)
Kraft Heinz Co.	224	$5,833
McCormick & Co., Inc.	56	3,747
Mondelez International, Inc. - Class A	336	20,990
Tyson Foods, Inc. - Class A	84	4,561
		63,255
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	56	4,934
Kenvue, Inc.	504	8,180
		13,114
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	924	61,280
Keurig Dr Pepper, Inc.	308	7,857
Monster Beverage Corp. (b)	168	11,308
PepsiCo, Inc.	364	51,120
		131,565
Tobacco - 0.7%
Altria Group, Inc.	448	29,595
Philip Morris International, Inc.	417	67,637
		97,232
Total Consumer Staples		726,676

Energy - 3.2%
Integrated Oil & Gas - 1.5%
Chevron Corp.	529	82,148
Exxon Mobil Corp.	1,148	129,437
Occidental Petroleum Corp.	168	7,938
		219,523
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	252	12,277
Halliburton Co.	196	4,822
Schlumberger NV	364	12,511
		29,610
Oil & Gas Exploration & Production - 0.6%
Antero Resources Corp. (b)	84	2,819
APA Corp.	84	2,040
ConocoPhillips	336	31,782
Coterra Energy, Inc.	196	4,635
Devon Energy Corp.	168	5,890
Diamondback Energy, Inc.	56	8,014
EOG Resources, Inc.	140	15,697
EQT Corp.	168	9,144
Expand Energy Corp.	56	5,950

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 0.6% (Continued)
Ovintiv, Inc.	56	$2,261
		88,232
Oil & Gas Refining & Marketing - 0.4%
HF Sinclair Corp.	28	1,465
Marathon Petroleum Corp.	84	16,190
PBF Energy, Inc. - Class A	28	845
Phillips 66	112	15,234
Valero Energy Corp.	84	14,302
World Kinect Corp.	28	727
		48,763
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	56	13,159
Kinder Morgan, Inc.	504	14,268
ONEOK, Inc.	168	12,259
Targa Resources Corp.	56	9,382
Williams Cos., Inc.	308	19,512
		68,580
Total Energy		454,708

Financials - 13.8%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	28	13,755
Bank of New York Mellon Corp.	196	21,356
Blackrock, Inc.	36	41,971
Blackstone, Inc.	201	34,341
Carlyle Group, Inc.	56	3,511
Franklin Resources, Inc.	84	1,943
Invesco Ltd.	112	2,569
KKR & Co., Inc.	168	21,832
Northern Trust Corp.	56	7,538
State Street Corp.	56	6,496
T Rowe Price Group, Inc.	56	5,748
		161,060
Commercial & Residential Mortgage Finance - 0.0%(a)
Rocket Cos., Inc. - Class A	28	543

Consumer Finance - 0.7%
Ally Financial, Inc.	84	3,293
American Express Co.	140	46,502
Capital One Financial Corp.	168	35,713
OneMain Holdings, Inc.	28	1,581

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Finance - 0.7% (Continued)
Synchrony Financial	112	$7,958
		95,047
Diversified Banks - 3.5%
Bank of America Corp.	1,820	93,894
Citigroup, Inc.	476	48,314
Comerica, Inc.	28	1,919
Fifth Third Bancorp	168	7,484
First Citizens BancShares, Inc. - Class A	3	5,368
JPMorgan Chase & Co.	728	229,633
KeyCorp	280	5,233
PNC Financial Services Group, Inc.	116	23,308
US Bancorp	392	18,945
Wells Fargo & Co.	868	72,756
		506,854
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	112	14,926
Corebridge Financial, Inc.	56	1,795
		16,721
Financial Exchanges & Data - 0.9%
CME Group, Inc.	99	26,749
Intercontinental Exchange, Inc.	140	23,587
Moody's Corp.	41	19,536
Nasdaq, Inc.	112	9,906
S&P Global, Inc.	85	41,370
		121,148
Insurance Brokers - 0.5%
Aon PLC - Class A	56	19,969
Arthur J Gallagher & Co.	56	17,345
Marsh & McLennan Cos., Inc.	131	26,400
Willis Towers Watson PLC	28	9,673
		73,387
Investment Banking & Brokerage - 1.2%
Charles Schwab Corp.	420	40,097
Goldman Sachs Group, Inc.	84	66,893
Jefferies Financial Group, Inc.	28	1,832
Morgan Stanley	308	48,960
Raymond James Financial, Inc.	56	9,666
		167,448
Life & Health Insurance - 0.3%
Aflac, Inc.	140	15,638
Lincoln National Corp.	56	2,258
MetLife, Inc.	140	11,532

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.3% (Continued)
Principal Financial Group, Inc.	56	$4,643
Prudential Financial, Inc.	84	8,714
Unum Group	56	4,356
		47,141
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc. - Class B (b)	476	239,304

Property & Casualty Insurance - 1.1%
Allstate Corp.	75	16,099
American Financial Group, Inc.	28	4,080
American International Group, Inc.	168	13,195
Chubb Ltd.	103	29,072
Cincinnati Financial Corp.	28	4,427
Fidelity National Financial, Inc.	56	3,387
First American Financial Corp.	28	1,799
Hartford Insurance Group, Inc.	84	11,205
Loews Corp.	56	5,622
Markel Group, Inc. (b)	3	5,734
Old Republic International Corp.	56	2,378
Progressive Corp.	156	38,524
Travelers Cos., Inc.	56	15,636
W R Berkley Corp.	84	6,436
		157,594
Regional Banks - 0.3%
Citizens Financial Group, Inc.	112	5,954
Huntington Bancshares, Inc.	364	6,286
M&T Bank Corp.	48	9,486
Regions Financial Corp.	224	5,907
Truist Financial Corp.	336	15,362
Zions Bancorp NA	28	1,584
		44,579
Reinsurance - 0.0%(a)
Reinsurance Group of America, Inc.	20	3,843

Transaction & Payment Processing Services - 2.4%
Block, Inc. (b)	140	10,118
Corpay, Inc. (b)	20	5,761
Fidelity National Information Services, Inc.	140	9,232
Fiserv, Inc. (b)	140	18,050
Global Payments, Inc.	56	4,652
Mastercard, Inc. - Class A	213	121,157
PayPal Holdings, Inc. (b)	252	16,899

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 2.4% (Continued)
Visa, Inc. - Class A	448	$152,938
		338,807
Total Financials		1,973,476

Health Care - 8.8%
Biotechnology - 1.6%
AbbVie, Inc.	466	107,898
Amgen, Inc.	140	39,508
Biogen, Inc. (b)	28	3,922
Gilead Sciences, Inc.	336	37,296
Incyte Corp. (b)	28	2,375
Moderna, Inc. (b)	84	2,170
Regeneron Pharmaceuticals, Inc.	28	15,743
Vertex Pharmaceuticals, Inc. (b)	70	27,415
		236,327
Health Care Distributors - 0.4%
Cardinal Health, Inc.	56	8,790
Cencora, Inc.	56	17,502
Henry Schein, Inc. (b)	28	1,858
McKesson Corp.	34	26,266
		54,416
Health Care Equipment - 1.6%
Abbott Laboratories	448	60,005
Baxter International, Inc.	140	3,188
Becton Dickinson & Co.	88	16,471
Boston Scientific Corp. (b)	392	38,271
Edwards Lifesciences Corp. (b)	140	10,888
GE HealthCare Technologies, Inc.	112	8,411
Hologic, Inc. (b)	56	3,780
Intuitive Surgical, Inc. (b)	96	42,934
STERIS PLC	28	6,928
Stryker Corp.	84	31,052
Zimmer Biomet Holdings, Inc.	56	5,516
		227,444
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	47	20,031
Universal Health Services, Inc. - Class B	20	4,089
		24,120
Health Care Services - 0.4%
Cigna Group	76	21,907
CVS Health Corp.	336	25,331
Labcorp Holdings, Inc.	30	8,612

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Health Care Services - 0.4% (Continued)
Quest Diagnostics, Inc.	28	$5,336
		61,186
Health Care Supplies - 0.0%(a)
Align Technology, Inc. (b)	28	3,506
Solventum Corp. (b)	28	2,044
		5,550
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	84	10,782
Danaher Corp.	168	33,308
Illumina, Inc. (b)	28	2,659
IQVIA Holdings, Inc. (b)	50	9,497
Thermo Fisher Scientific, Inc.	100	48,502
Waters Corp. (b)	19	5,696
		110,444
Managed Health Care - 0.8%
Centene Corp. (b)	140	4,995
Elevance Health, Inc.	56	18,094
Humana, Inc.	28	7,285
Molina Healthcare, Inc. (b)	22	4,210
UnitedHealth Group, Inc.	243	83,908
		118,492
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	532	23,993
Eli Lilly & Co.	224	170,912
Johnson & Johnson	638	118,298
Merck & Co., Inc.	672	56,401
Organon & Co.	56	598
Pfizer, Inc.	1,484	37,813
Viatris, Inc.	308	3,049
Zoetis, Inc.	112	16,388
		427,452
Total Health Care		1,265,431

Industrials - 8.0%
Aerospace & Defense - 2.2%
Boeing Co. (b)	196	42,303
General Dynamics Corp.	56	19,096
General Electric Co.	281	84,530
Howmet Aerospace, Inc.	112	21,978
Huntington Ingalls Industries, Inc.	14	4,031
L3Harris Technologies, Inc.	58	17,714
Lockheed Martin Corp.	64	31,949

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Aerospace & Defense - 2.2% (Continued)
Northrop Grumman Corp.	39	$23,764
RTX Corp.	336	56,223
Textron, Inc.	56	4,731
TransDigm Group, Inc.	12	15,816
		322,135
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	28	2,998
CNH Industrial NV	224	2,430
Deere & Co.	68	31,094
		36,522
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	28	3,707
Expeditors International of Washington, Inc.	28	3,433
FedEx Corp.	56	13,205
United Parcel Service, Inc. - Class B	196	16,372
		36,717
Building Products - 0.3%
Builders FirstSource, Inc. (b)	28	3,395
Carlisle Cos., Inc.	14	4,605
Carrier Global Corp.	224	13,373
Johnson Controls International PLC	168	18,472
Masco Corp.	56	3,942
Owens Corning	28	3,961
		47,748
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	28	3,757
Knight-Swift Transportation Holdings, Inc.	28	1,106
Old Dominion Freight Line, Inc.	56	7,884
		12,747
Construction & Engineering - 0.1%
AECOM	28	3,653
Quanta Services, Inc.	42	17,406
		21,059
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	127	60,598
Cummins, Inc.	38	16,050
PACCAR, Inc.	140	13,765
Westinghouse Air Brake Technologies Corp.	50	10,023
		100,436
Data Processing & Outsourced Services - 0.0%(a)
SS&C Technologies Holdings, Inc.	56	4,971

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Diversified Support Services - 0.1%
Cintas Corp.	84	$17,242

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	56	10,528
Eaton Corp. PLC	105	39,296
Emerson Electric Co.	140	18,365
Rockwell Automation, Inc.	28	9,787
		77,976
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	56	12,851
Waste Management, Inc.	116	25,616
		38,467
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	72	44,273

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	115	33,753
Paychex, Inc.	84	10,648
Robert Half, Inc.	28	951
		45,352
Industrial Conglomerates - 0.4%
3M Co.	140	21,725
Honeywell International, Inc.	168	35,364
		57,089
Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	28	4,671
Fortive Corp.	84	4,115
Illinois Tool Works, Inc.	84	21,904
Ingersoll Rand, Inc.	112	9,254
Otis Worldwide Corp.	112	10,240
Parker-Hannifin Corp.	35	26,535
Snap-on, Inc.	17	5,891
Stanley Black & Decker, Inc.	28	2,081
Xylem, Inc.	56	8,260
		92,951
Passenger Airlines - 0.0%(a)
Delta Air Lines, Inc.	56	3,178
Southwest Airlines Co.	28	893
United Airlines Holdings, Inc. (b)	28	2,702
		6,773

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Passenger Ground Transportation - 0.4%
Hertz Global Holdings, Inc. (b)	28	$190
Uber Technologies, Inc. (b)	532	52,120
		52,310
Rail Transportation - 0.5%
CSX Corp.	504	17,897
Norfolk Southern Corp.	56	16,823
Union Pacific Corp.	158	37,346
		72,066
Research & Consulting Services - 0.1%
Jacobs Solutions, Inc.	28	4,196
Leidos Holdings, Inc.	28	5,291
		9,487
Trading Companies & Distributors - 0.4%
Fastenal Co.	308	15,104
Ferguson Enterprises, Inc.	56	12,576
United Rentals, Inc.	15	14,320
WESCO International, Inc.	19	4,019
WW Grainger, Inc.	11	10,483
		56,502
Total Industrials		1,152,823

Information Technology - 34.1%(c)
Application Software - 1.7%
Adobe, Inc. (b)	112	39,508
Autodesk, Inc. (b)	56	17,789
Cadence Design Systems, Inc. (b)	74	25,993
Intuit, Inc.	71	48,487
Roper Technologies, Inc.	28	13,963
Salesforce, Inc.	254	60,198
Synopsys, Inc. (b)	41	20,229
Workday, Inc. - Class A (b)	56	13,481
Zoom Communications, Inc. - Class A (b)	56	4,620
		244,268
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	252	36,719
Cisco Systems, Inc.	952	65,136
Motorola Solutions, Inc.	44	20,120
		121,975
Electronic Components - 0.4%
Amphenol Corp. - Class A	308	38,115
Corning, Inc.	196	16,078
		54,193

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (b)	51	$8,921
Ralliant Corp.	28	1,224
Teledyne Technologies, Inc. (b)	13	7,619
		17,764
Electronic Manufacturing Services - 0.2%
Flex Ltd. (b)	112	6,493
Jabil, Inc.	28	6,081
TE Connectivity PLC	84	18,440
		31,014
Internet Services & Infrastructure - 0.0%(a)
Akamai Technologies, Inc. (b)	28	2,121
Twilio, Inc. - Class A (b)	28	2,803
		4,924
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	168	41,429
Amdocs Ltd.	28	2,297
Cognizant Technology Solutions Corp. - Class A	140	9,390
DXC Technology Co. (b)	56	763
International Business Machines Corp.	245	69,129
Kyndryl Holdings, Inc. (b)	56	1,682
		124,690
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	218	44,633
KLA Corp.	35	37,751
Lam Research Corp.	336	44,991
Teradyne, Inc.	28	3,854
		131,229
Semiconductors - 13.0%
Advanced Micro Devices, Inc. (b)	420	67,952
Analog Devices, Inc.	141	34,644
Broadcom, Inc.	1,204	397,212
GlobalFoundries, Inc. (b)	28	1,003
Intel Corp.	1,036	34,758
Marvell Technology, Inc.	224	18,832
Microchip Technology, Inc.	140	8,991
Micron Technology, Inc.	280	46,849
NVIDIA Corp.	6,200	1,156,796
ON Semiconductor Corp. (b)	112	5,523
Qorvo, Inc. (b)	28	2,550
QUALCOMM, Inc.	280	46,581
Skyworks Solutions, Inc.	56	4,311

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Semiconductors - 13.0% (Continued)
Texas Instruments, Inc.	246	$45,197
		1,871,199
Systems Software - 8.6%
Fortinet, Inc. (b)	168	14,125
Gen Digital, Inc.	140	3,975
Microsoft Corp.	1,953	1,011,556
Oracle Corp.	434	122,058
Palo Alto Networks, Inc. (b)	168	34,208
ServiceNow, Inc. (b)	56	51,536
		1,237,458
Technology Distributors - 0.1%
Avnet, Inc.	28	1,464
CDW Corp.	28	4,460
		5,924
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	3,864	983,890
Dell Technologies, Inc. - Class C	84	11,909
Hewlett Packard Enterprise Co.	336	8,252
HP, Inc.	252	6,862
NetApp, Inc.	56	6,634
Sandisk Corp. (b)	28	3,142
Seagate Technology Holdings PLC	56	13,219
Western Digital Corp.	84	10,085
Xerox Holdings Corp.	28	105
		1,044,098
Total Information Technology		4,888,736

Materials - 2.0%
Aluminum - 0.0%(a)
Alcoa Corp.	56	1,842

Commodity Chemicals - 0.1%
Dow, Inc.	196	4,494
LyondellBasell Industries NV - Class A	56	2,746
Olin Corp.	28	700
		7,940
Construction Materials - 0.3%
CRH PLC	168	20,143
Martin Marietta Materials, Inc.	15	9,454
Vulcan Materials Co.	28	8,614
		38,211

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Copper - 0.1%
Freeport-McMoRan, Inc.	364	$14,276
Southern Copper Corp.	28	3,398
		17,674
Diversified Chemicals - 0.0%(a)
Huntsman Corp.	56	503

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	56	5,023
Corteva, Inc.	168	11,362
FMC Corp.	28	942
Mosaic Co.	84	2,913
		20,240
Gold - 0.2%
Newmont Corp.	308	25,968

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	56	15,272
Linde PLC	126	59,850
		75,122
Metal, Glass & Plastic Containers - 0.0%(a)
Ball Corp.	84	4,235

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	364	2,978
International Paper Co.	140	6,496
Packaging Corp. of America	28	6,102
		15,576
Specialty Chemicals - 0.4%
Albemarle Corp.	28	2,270
Celanese Corp.	28	1,178
DuPont de Nemours, Inc.	84	6,544
Eastman Chemical Co.	28	1,765
Ecolab, Inc.	72	19,718
International Flavors & Fragrances, Inc.	56	3,446
PPG Industries, Inc.	56	5,886
Sherwin-Williams Co.	56	19,391
		60,198
Steel - 0.1%
Cleveland-Cliffs, Inc. (b)	140	1,708
Nucor Corp.	56	7,584
Reliance, Inc.	18	5,055

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Steel - 0.1% (Continued)
Steel Dynamics, Inc.	28	$3,904
		18,251
Total Materials		285,760

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	84	13,235
Jones Lang LaSalle, Inc. (b)	16	4,773
Total Real Estate		18,008

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	56	3,775
American Electric Power Co., Inc.	140	15,750
Constellation Energy Corp.	84	27,642
Duke Energy Corp.	196	24,255
Edison International	112	6,191
Entergy Corp.	112	10,437
Evergy, Inc.	56	4,257
Eversource Energy	84	5,976
Exelon Corp.	252	11,343
FirstEnergy Corp.	140	6,415
NextEra Energy, Inc.	532	40,161
NRG Energy, Inc.	56	9,069
PG&E Corp.	700	10,556
Pinnacle West Capital Corp.	28	2,510
PPL Corp.	196	7,283
Southern Co.	280	26,536
Xcel Energy, Inc.	168	13,549
		225,705
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	28	4,781
UGI Corp.	56	1,863
		6,644
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	196	2,580
Vistra Corp.	84	16,457
		19,037
Multi-Utilities - 0.6%
Ameren Corp.	56	5,845
CenterPoint Energy, Inc.	168	6,518
CMS Energy Corp.	84	6,154

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Multi-Utilities - 0.6%
Consolidated Edison, Inc.	84	$8,444
Dominion Energy, Inc.	224	13,702
DTE Energy Co.	56	7,920
NiSource, Inc.	112	4,850
Public Service Enterprise Group, Inc.	140	11,684
Sempra	168	15,117
WEC Energy Group, Inc.	84	9,625
		89,859
Water Utilities - 0.1%
American Water Works Co., Inc.	56	7,795
Total Utilities		349,040
TOTAL COMMON STOCKS (Cost $13,893,039)		14,082,178

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Financials - 0.0%(a)
Mortgage REITs - 0.0%(a)
Annaly Capital Management, Inc.	140	2,830

Real Estate - 1.7%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	84	14,522
Equinix, Inc.	28	21,931
		36,453
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	56	4,667
Healthpeak Properties, Inc.	196	3,753
Ventas, Inc.	112	7,839
Welltower, Inc.	168	29,928
		46,187
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc.	168	2,859

Industrial REITs - 0.2%
Prologis, Inc.	252	28,859

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	28	5,409
Equity Residential	84	5,437
Mid-America Apartment Communities, Inc.	28	3,912
		14,758
Office REITs - 0.0%(a)
BXP, Inc.	28	2,081
		—

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	84	$8,563
VICI Properties, Inc.	280	9,131
		17,694
Retail REITs - 0.2%
Kimco Realty Corp.	168	3,671
Realty Income Corp.	224	13,617
Simon Property Group, Inc.	84	15,764
		33,052
Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	56	7,893
Public Storage	45	12,998
		20,891
Single-Family Residential REITs - 0.0%(a)
Invitation Homes, Inc.	140	4,106

Telecom Tower REITs - 0.2%
American Tower Corp.	112	21,540
Crown Castle, Inc.	112	10,807
		32,347
Timber REITs - 0.1%
Weyerhaeuser Co.	196	4,859
Total Real Estate		244,146
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $245,856)		246,976

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.05%(d)	28,218	28,218
TOTAL MONEY MARKET FUNDS (Cost $28,218)		28,218

TOTAL INVESTMENTS - 100.0% (Cost $14,167,113)		$14,357,372
Other Assets in Excess of Liabilities - 0.0% (a)		4,051
TOTAL NET ASSETS - 100.0%		$14,361,423

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

RACWI US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RACWI US ETF

Summary of Fair Value Disclosures as of September 30, 2025 (Unaudited)

RACWI US ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$14,082,178	$—	$—	$14,082,178
Real Estate Investment Trusts	246,976	—	—	246,976
Money Market Funds	28,218	—	—	28,218
Total Investments	$14,357,372	$—	$—	$14,357,372

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended September 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.